Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2021
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q21 (CHF million)
Credit guarantees and similar instruments	2,411	1,921	4,332	4,268		20	2,195
Performance guarantees and similar instruments	4,484	2,868	7,352	6,223		38	2,706
Derivatives [2]	11,082	4,968	16,050	16,050		403	–	[3]
Other guarantees	4,102	2,131	6,233	6,189		61	3,705
Total guarantees	22,079	11,888	33,967	32,730		522	8,606
4Q20 (CHF million)
Credit guarantees and similar instruments	1,645	1,434	3,079	3,016		27	1,637
Performance guarantees and similar instruments	3,607	2,925	6,532	5,601		30	2,535
Derivatives [2]	10,531	6,042	16,573	16,573		380	–	[3]
Other guarantees	3,555	2,588	6,143	6,130		85	3,725
Total guarantees	19,338	12,989	32,327	31,320		522	7,897
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Other commitments
Other commitments
	2Q21						4Q20
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,446	82	4,528	4,279		2,469	3,915	97	4,012	3,963		2,404
Irrevocable loan commitments [2]	24,764	105,111	129,875	125,484		60,786	19,813	99,209	119,022	115,116		53,039
Forward reverse repurchase agreements	71	0	71	71		71	17	0	17	17		17
Other commitments	1,815	322	2,137	2,137		16	135	1,808	1,943	1,943		19
Total other commitments	31,096	105,515	136,611	131,971		63,342	23,880	101,114	124,994	121,039		55,479
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 144,958 million and CHF 130,877 million of unused credit limits as of the end of 2Q21 and 4Q20 respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M21 (CHF million)
Credit guarantees and similar instruments	2,411	1,925	4,336	4,272		20	2,195
Performance guarantees and similar instruments	4,484	2,868	7,352	6,223		38	2,706
Derivatives [2]	11,082	4,968	16,050	16,050		403	–	[3]
Other guarantees	4,102	2,131	6,233	6,189		61	3,705
Total guarantees	22,079	11,892	33,971	32,734		522	8,606
2020 (CHF million)
Credit guarantees and similar instruments	1,645	1,438	3,083	3,020		27	1,637
Performance guarantees and similar instruments	3,607	2,925	6,532	5,601		30	2,535
Derivatives [2]	10,531	6,042	16,573	16,573		380	–	[3]
Other guarantees	3,555	2,588	6,143	6,130		85	3,725
Total guarantees	19,338	12,993	32,331	31,324		522	7,897
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.

Other commitments
Other commitments
	6M21							2020
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,446	82	4,528		4,279		2,469	3,915	97	4,012		3,963		2,404
Irrevocable loan commitments	24,764	105,111	129,875	[2]	125,484		60,786	19,813	99,209	119,022	[2]	115,116		53,039
Forward reverse repurchase agreements	71	0	71		71		71	17	0	17		17		17
Other commitments	1,815	322	2,137		2,137		16	135	1,808	1,943		1,943		19
Total other commitments	31,096	105,515	136,611		131,971		63,342	23,880	101,114	124,994		121,039		55,479
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 145,045 million and CHF 130,965 million of unused credit limits as of the end of 6M21 and 2020, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.